Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Payroll and welfare payables	2,572	2,816	386
Professional service fee payables	2,939	—	—
Others	779	1,729	236
	6,290	4,545	622